UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-22534

            Versus Capital Multi-Manager Real Estate Income Fund LLC
(Exact name of registrant as specified in charter)

4500 Chery Creek Drive South, 5th Floor

                                                Denver, CO 80046
(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

4500 Cherry Creek Drive South, 5th Floor

                                           Denver, CO 80246
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC Portfolio of Investments – June 30, 2015

Shares		Value	Shares		Value
Private Investment Funds * - 61.0%				Health Care – 1.2%
	Diversified – 61.0%		9,400	HCP, Inc., REIT...........................................	$ 342,818
31,312	AEW Core Property Trust (U.S.), Inc. ...................	$ 28,466,760	9,049	Health Care REIT, Inc., REIT..........................	593,886
12,158	Clarion Lion Properties Fund LLC........................	15,044,341	14,915	Omega Healthcare Investors, Inc., REIT.............	512,018
61,405	Cornerstone Patriot Fund LP................................	6,830,708	40,574	Primary Health Properties PLC, REIT
7,296	Harrison Street Core Property Fund.......................	8,716,762		(United Kingdom).......................................	249,587
11,798	Heitman America Real Estate LP...........................	12,432,895	14,966	Sabra Health Care, Inc., REIT..........................	385,225
54	Invesco Core Real Estate USA..............................	8,217,218	13,450	Senior Housing Properties Trust, REIT.............	236,047
43,624	Invesco Real Estate Asia Fund (Cayman Islands)......	4,723,034	6,350	Ventas, Inc., REIT.........................................	394,271
3,692,977	J.P. Morgan Real Estate Growth...........................	4,945,265			2,713,852
275,485	RREEF America REIT II, LP...............................	28,846,062		Hotels – 0.9%
834,992	Torchlight Value Fund........................................	5,140,460	9,869	Chatham Lodging Trust, REIT........................	261,232
532	Trumbull Income Property Fund, LP.....................	5,857,292	19,150	Host Hotels & Resorts, Inc., REIT...................	379,745
_	US Government Building, LP**...........................	5,238,395	2,550	Hyatt Hotels Corp, Class A***........................	144,560
	Total Private Investment Funds............................	134,459,192	47,924	InnVest Real Estate Investment Trust, REIT
	(Cost $126,095,729)			(Canada)....................................................	197,605
			739,000	Langham Hospitality Investments, Ltd.
Common Stocks – 15.1%				(Hong Kong) ..........................................	317,468
	Apartments – 1.4%		5,650	Lasalle Hotel Properties, REIT.........................	200,349
11,819	Apartment Investors & Management Co., REIT.......		7,850	RLJ Lodging Trust, REIT...............................	233,773
	Class A....................................................	436,476	2,700	Starwood Hotels & Resorts Worldwide, Inc.......	218,943
4,250	AvalonBay Communities, Inc., REIT....................	679,448			1,953,675
24,094	Bluerock Residential Growth REIT, Inc.................	305,030		Mortgages – 0.5%
2,150	Camden Property Trust, REIT..............................	159,702	31,187	Apollo Commercial Real Estate Finance , Inc.,
9,600	Equity Residential, REIT....................................	673,632		REIT......................................................	512,402
978	Essex Property Trust, Inc., REIT..........................	207,825	27,341	Starwood Property Trust, Inc., REIT.................	589,745
67	Kenedix Residential Investment Corp., REIT (Japan)	198,452			1,102,147
1,650	Mid-America Apartment Communities, Inc., REIT..	120,137		Office Properties – 2.2%
11,700	UDR Inc., REIT................................................	374,751	5,300	Alexandria Real Estate Equities, Inc., REIT.......	463,538
		3,155,453	26,472	Alstria Office REIT (Germany) ........................	341,015
	Diversified – 4.2%		20,750	BioMed Realty Trust, Inc., REIT.....................	401,305
1,724	Altarea, REIT (France)........................................	308,482	3,550	Boston Properties, Inc., REIT..........................	429,692
40,100	Atrium European Real Estate, Ltd. (Jersey)............	184,679	5,550	Columbia Property Trust, Inc., REIT................	136,253
42,385	The British Land Co., PLC, REIT (United Kingdom)	528,447	10,900	Douglas Emmett, Inc., REIT...........................	293,646
10,703	Crombie Real Estate Investment Trust, REIT		106,735	Industria REIT, (Austria) ...............................	152,350
	(Canada).......................................................	106,859	327,400	Keppel, REIT (Singapore) ..............................	278,333
418,074	Cromwell Property Group, REIT (Australia)...........	330,630	27,647	Mack-Cali Realty Corp., REIT........................	509,534
5,123	Digital Realty Trust, Inc., REIT...........................	341,602	228	Orix Jreit, Inc., REIT (Japan) ..........................	328,629
27,660	Dream Office Real Estate Investment Trust, REIT		8,050	Paramount Group, Inc., REIT..........................	138,138
	(Canada).......................................................	543,456	5,650	Piedmont Office Realty Trust, Inc., REIT..........	99,383
14,038	Duke Realty Corporation, REIT...........................	260,686	90	Premier Investment Corp., REIT (Japan) ...........	495,649
11,063	EPR Properties, REIT........................................	606,031	892,000	Prosperity, REIT (Hong Kong)........................	319,905
28,877	Hamborner REIT AG, REIT (Germany).................	280,567	2,200	SL Green Realty Corp, REIT...........................	241,758
573,000	Hui Xian Real Estate Investment Trust, REIT		713,900	Ticon Industrial Connection PCL (Thailand)......	295,913
	(Hong Kong)...............................................	321,567			4,925,041
105	Kenedix Realty Investment Corp, REIT (Japan)	526,780
265,261	Kiwi Property Group, Ltd., (New Zealand).............	230,984		Real Estate Operation/Development– 0.0%
34,833	Lexington Realty Trust, REIT.............................	295,384	57,261	360 Capital Industrial Fund, REIT (Australia)	106,473
17,618	Liberty Property Trust, REIT...............................	567,652
49,771	Londonmetric Property PLC, (United Kingdom).....	126,140		Regional Malls – 1.2%
429,900	Mapletree Greater China Commercial Trust,		169,360	CapitaLand Retail China Trust, REIT (Singapore)	218,797
	REIT (Singapore)...........................................	325,573	14,000	General Growth Properties, Inc., REIT..............	359,240
360,400	Mapletree Logistics Trust, REIT (Singapore)..........	302,374	6,600	Macerich Company, The, REIT........................	492,360
9,362	Mercialys SA, (France).......................................	208,901	6,850	Simon Property Group, Inc., REIT...................	1,185,187
5,3326	Nexity SA, REIT (France)...................................	209,007	4,050	Taubman Centers, Inc., REIT..........................	281,475
9,677	Outfront Media, Inc., REIT.................................	244,247			2,537,059
569,500	Religare Health Trust (Singapore).........................	431,295
380,500	Soilbuild Business Space, REIT (Singapore)..........	240,134		Residential – 0.1%
40,629	Spirit Realty Capital, Inc., REIT..........................	392,882	2,950	Equity Lifestyle Properties, Inc., REIT..............	155,111
49,126	Sponda OYJ, (Finland).......................................	181,283
145,714	Stockland, REIT (Australia).................................	460,946
4,000	Vornado Realty Trust, REIT................................	379,720		Retirement / Aged Care – 0.2%
484,000	Yuexiu Real Estate Investment Trust, REIT (Hong Kong)	266,615	34,825	Sienna Senior Living, Inc. (Canada)..................	430,782
		9,202,923
See accompanying notes to Portfolio of Investments. 1

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC Portfolio of Investments – June 30, 2015 (continued)
Shares		Value	Shares		Value
	Shopping Centers – 1.6%			Hotels – (continued)
11,250	Brixmor Property Group, Inc., REIT..................	$ 260,213		Summit Hotel Properties, Inc., REIT,
132,629	Charter Hall Retail, REIT (Australia).................	433,880	300	Series A, 9.25%.........................................	$ 8,010
107,960	Citycon OYJ (Finland)....................................	269,846		Sunstone Hotel Investors, Inc., REIT,
18,100	DDR Corp., REIT..........................................	279,826	39,565	Series D, 8.00%.........................................	1,040,559
3,601	Eurocommercial Properties NV, REIT				1,691,753
	(Netherlands)............................................	150,165		Office Properties – 1.1%
36,452	Hammerson PLC, REIT (United Kingdom).......	352,527		Alexandria Real Estate Equities, Inc., REIT,
163	Japan Retail Fund Investment Corp., REIT (Japan)	326,173	2,150	Series E, 6.45%........................................	55,148
12,000	Kimco Realty Corp., REIT.............................	270,480	650	Brandywine Realty Trust, REIT, Series E, 6.90%	16,770
8,400	Kite Realty Group Trust, REIT.......................	205,548		Corporate Office Properties Trust, REIT,
424,028	Redefine Properties, Ltd., REIT (South Africa)	355,854	4,050	Series L, 7.38%........................................	106,515
3,400	Regency Centers Corp., REIT.........................	200,532	25,900	Equity Commonwealth, REIT, Series E, 7.25%	660,709
9,200	Retail Opportunity Investments Corp., REIT....	143,704		First Potomac Realty Trust, REIT,
119,506	Scentre Group, REIT (Australia)	345,768	950	Series A, 7.75%........................................	24,320
		3,594,516		Hudson Pacific Properties Inc., REIT,
	Storage – 0.6%		54,400	Series B, 8.38%........................................	1,398,080
16,500	CubeSmart, REIT.........................................	382,140		Kilroy Realty Corp., REIT,
2,250	Extra Space Storage, Inc., REIT......................	146,745	1,350	Series G, 6.88%........................................	35,289
3,800	Public Storage, REIT....................................	700,606	300	Series H, 6.38%........................................	7,635
		1,229,491	4,300	SL Green Realty Corp., REIT, Series I, 6.50%....	110,768
	Warehouse / Industrial – 1.0%				2,415,234
222,300	AIMS AMP Capital Industrial, REIT, (Singapore)	246,752		Regional Malls – 0.4%
4,400	DCT Industrial Trust, Inc. REIT ....................	138,336		CBL & Associates Properties Inc., REIT,
340,968	Macquarie Mexico Real Estate Management		28,596	Series D, 7.38%........................................	718,617
	SA de CV, REIT (Mexico) ........................	472,702		General Growth Properties, Inc., REIT,
18,873	Prologis, Inc., REIT.....................................	700,188	400	Series A, 6.38%........................................	10,124
7,086	QTS Realty Trust, Inc., REIT, Class A............	258,285	5,250	Taubman Centers Inc., REIT, Series J, 6.50%.....	132,353
19,487	STAG Industrial Inc., REIT...........................	389,740			861,094
		2,206,003		Residential – 0.1%
	Total Common Stocks.................................	33,312,526		Equity Lifestyle Properties, Inc., REIT,
	(Cost $35,682,135)		3,250	Series C, 6.75%........................................	84,175
			300	Sun Communities, Inc., REIT, Series A, 7.13%	7,803
Preferred Stock – 5.9%					91,978
	Apartments – 1.0%
	Apartment Investment & Management Co., REIT,			Shopping Centers – 1.9%
11,350	Series A, 6.88%.....................................	310,309	5,728	Akelius Residential AB, 5.0% (Sweeden)...........	209,017
2,550	Series Z, 7.00%.....................................	66,504		Inland Real Estate Corp., REIT,
	Campus Crest Communities, Inc., REIT,		75,600	Series A, 8.13%.......................................	1,973,160
2,050	Series A, 8.00%.....................................	50,738	3,200	Series B, 6.95%.......................................	83,200
70,550	Essex Property Trust, Inc., REIT, Series H, 7.13%	1,831,831	50,450	Kimco Realty Corp., REIT, Series H, 6.90%......	1,270,836
		2,259,382	1,900	Kite Realty Group Trust REIT, Series A, 8.25%..	48,790
	Diversified – 0.3%		2,900	Regency Centers Inc., REIT, Series 6, 6.63%......	74,095
	National Retail Properties, Inc., REIT,		2,450	Saul Centers Inc., REIT, Series C, 6.88%..........	64,337
3,000	Series D, 6.63%.....................................	77,100		Urstadt Biddle Properties, Inc., REIT,
	PS Business Parks, Inc. REIT,		7,900	Series F, 7.13%.......................................	207,454
50	Series R, 6.88%.....................................	1,269	7,550	Series G, 6.75%.......................................	199,924
7,100	Series S, 6.45%.....................................	180,340	1,800	WP Glimcher, Inc., REIT Series H, 7.50%.........	48,690
	Retail Properties of America, Inc., REIT,				4,179,503
600	Series A, 7.00%....................................	15,858		Storage – 0.0%
	Vornado Realty Trust, REIT,		3,400	CubeSmart, REIT Series A, 7.75%...................	89,590
12,000	Series G, 6.30%.....................................	301,920
2,750	Series J, 6.88%......................................	70,620		Warehouse / Industrial – 0.2%
		647,107		STAG Industrial Inc., REIT,
	Health Care – 0.1%		11,529	Series A, 9.00%.......................................	313,358
10,400	Sabra Health Care, Inc., REIT, Series A, 7.13%	268,840	450	Series B, 6.30%.......................................	11,493
			3,988	Terreno Realty Corp., REIT, Series A, 7.75%.....	104,685
	Hotels – 0.8%				429,536
	Ashford Hospitality Trust Inc., REIT,			Total Preferred Stock..................................	12,934,017
16,460	Series E, 9.00%.....................................	433,392		(Cost $13,097,118)
3,400	Hersha Hospitality Trust, REIT, Series B, 8.00%	87,703
	Hospitality Properties Trust, REIT,
1,900	Series D, 9.00%.....................................	48,545
2,900	LaSalle Hotel Properties, REIT, Series H, 7.50%	73,544
See accompanying notes to Portfolio of Investments. 2

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – June 30, 2015 (continued)
Par		Value			Value
Corporate Debt – 0.9%			Short-Term Investments – 12.2%
	Apartments – 0.3%		385,355	BlackRock Liquidity Funds TempFund Portfolio
$ 319,000	Camden Property Trust, REIT, 5.70%, 5/15/2017...	$ 342,364		Goldman Sachs Financial Square Funds –	385,355
45,000	EPR Operating LP, REIT, 5.75%, 6/15/2017.........	48,683	26,480,102	Prime Obligations Fund..............................
2,000	Post Apartment Homes LP, REIT, 4.75%, 10/15/2017	2,132		Total Short-Term Investments........................	26,480,102
285,000	Select Income, REIT, 2.85%, 2/01/2018................	289,020		(Cost $26,865,457 )	26,865,457
		682,199
	Health Care – 0.5%			Total Investments – 95.1%.............................	$ 209,530,843
	HCP Inc., REIT,			(Cost $203,687,124)
579,000	6.30%, 9/15/2016 .......................................	611,547		Other Assets Net of Liabilities 4.9%................	10,827,652
213,000	6.00%, 1/30/2017 .......................................	227,304
125,000	5.63%, 5/01/2017 .......................................	133,657		Net Assets – 100.0%......................................	$ 220,358,495
	Senior Housing Properties Trust, REIT,
20,000	6.75%, 4/15/2020........................................	22,500
		995,008		* Non-Tradable Securities.
	Office Properties – 0.0%			** Partnership is not designated in units. The Fund owns less than 1%.
12,000	Highwoods Realty LP, REIT, 7.50%, 4/15/2018.	13,713		*** Non-income producing security.
15,000	SL Green Realty Corp., REIT, 7.75%, 3/15/2020	17,889
		31,602		Portfolio Abbreviations:
	Shopping Centers – 0.1%			LP – Limited Partnership
75,000	DDR Corp., REIT, 7.50%, 4/1/2017...............	82,245		PLC – Public Limited Company
40,000	Equity One, Inc. REIT, 6.25%, 1/15/2017........	42,653		REIT – Real Estate Investment Trust
26,000	Kimco Realty Corp., REIT, 5.70%,, 5/1/2017..	27,943		% of
78,000	Regency Centers LP, REIT, 5.88%, 6/15/2017..	84,343		Industry	Net Assets
		237,184		Diversified........................................................	65.5%
	Total Corporate Debt	1,945,993		Short-Term Investments.......................................	12.2%
	(Cost $1,946,685)			Shopping Centers...............................................	3.6%
				Office Properties.................................................	3.3%
Rights – 0.0%				Apartments........................................................	2.7%
	Diversified – 0.2%			Health Care.......................................................	1.8%
Shares	Hamborner REIT AG, REIT (Germany)			Hotels..............................................................	1.7%
	Expiration 7/08/2015			Regional Malls..................................................	1.6%
28,877	Strike Price EUR 8.50..................................	1,803		Warehouse/Industrial...........................................	1.2%
				Storage.............................................................	0.6%
	Shopping Centers – 0.0%			Mortgages.........................................................	0.5%
	Citycon OYJ (Finland)			Retirement / Aged Care.......................................	0.2%
	Expiration 7/07/2015			Residential........................................................	0.2%
107,960	Strike Price EUR 2.05..................................	11,855		Other Assets Net of Liabilities..............................	4.9%
	Total Rights...............................................	13,658		100.0%
	(Cost $ – )
See accompanying notes to Portfolio of Investments. 3

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

For the Period Ended June 30, 2015 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price.  Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate.  These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents.  These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•       Level 1  –    unadjusted quoted prices in active markets for identical securities

•       Level 2  –    prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•       Level 3  –    significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

4

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

For the Period Ended June 30, 2015 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the year ended June 30, 2015, there were no transfers between levels.  A summary of inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	06/30/2015	Price	Inputs	Inputs
Common Stocks *.......................................................	$ 33,312,526	$ 33,312,526	$ – .	$ – .
Preferred Stocks *........................................................	12,934,017	12,934,017	– .	– .
Corporate Debt *.........................................................	1,945,993	– .	1,945,993	– .
Rights *..........................................................................	13,658	13,658	– .	– .
Short-Term Investments............................................	26,865,457	26,865,457	– .	– .
Subtotal.........................................................................	$ 75,071,651	$ 73,125,658	$ 1,945,993	$ – .
Private Investment Funds*(1)....................................	$ 134,459,192
Total	$ 209,534,843

* See Schedule of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the year ended June 30, 2015.

(1)       Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015.  The guidance in this standard is effective for interim and annual periods beginning after December 15, 2015, however early adoption is permitted.  In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy.  The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

Commitments – The Fund has unfunded commitments of $132,325,000 to ten of the Private Investment Funds. The commitments will be funded when called through current assets at that time.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Securities are accounted for on a trade date basis. The cost of securities sold is determined and gain (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time).  Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).

5

Item 2. Controls and Procedures.

(a)     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

[Please verify, please provide further information if this statement is not correct.]

(b)     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Please verify, please provide further information if this statement is not correct.]

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)         /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    8/26/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    8/26/2015

By (Signature and Title)         /s/ John Gordon
                                                John Gordon, Chief Financial Officer

                                                (principal financial officer)

Date    8/26/2015